Supplemental Guarantor Information - Parent Guarantee (Balance Sheet) (Details) (USD $) In Thousands	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009	Jun. 28, 2008
Current assets	$ 5,732,882	$ 5,076,258
Investment in subsidiaries	0	0
Plant and equipment, net	3,512,389	3,203,823	2,979,200
Other assets	2,140,284	2,033,620
Total assets	11,385,555	10,313,701	10,148,186
Current liabilities	3,575,075	3,009,198
Intercompany payables (receivables)	0	0
Long-term debt	2,279,517	2,472,662
Other liabilities	825,721	1,004,315
Total shareholders' equity	4,705,242	3,827,526	3,449,702	3,408,986
Total liabilities and shareholders' equity	11,385,555	10,313,701
Parent Guarantee [Member] | Sysco [Member]
Current assets	354,450	417,336
Investment in subsidiaries	14,014,569	15,265,792
Plant and equipment, net	569,567	425,279
Other assets	378,317	362,658
Total assets	15,316,903	16,471,065
Current liabilities	430,300	444,274
Intercompany payables (receivables)	7,800,254	9,691,238
Long-term debt	2,227,483	2,225,781
Other liabilities	405,376	411,781
Total shareholders' equity	4,453,490	3,697,991
Total liabilities and shareholders' equity	15,316,903	16,471,065
Parent Guarantee [Member] | Sysco International [Member]
Current assets	34	33
Investment in subsidiaries	371,866	465,641
Plant and equipment, net	0	0
Other assets	329	597
Total assets	372,229	466,271
Current liabilities	201,016	1,114
Intercompany payables (receivables)	9,301	73,124
Long-term debt	0	199,881
Other liabilities	0	0
Total shareholders' equity	161,912	192,152
Total liabilities and shareholders' equity	372,229	466,271
Parent Guarantee [Member] | Other Non-Guarantor Subsidiaries [Member]
Current assets	5,378,398	4,658,889
Investment in subsidiaries	128,461	142,925
Plant and equipment, net	2,942,822	2,778,544
Other assets	1,761,638	1,670,365
Total assets	10,211,319	9,250,723
Current liabilities	2,943,759	2,563,810
Intercompany payables (receivables)	(7,809,555)	(9,764,362)
Long-term debt	52,034	47,000
Other liabilities	420,345	592,534
Total shareholders' equity	14,604,736	15,811,741
Total liabilities and shareholders' equity	10,211,319	9,250,723
Parent Guarantee [Member] | Eliminations [Member]
Current assets	0	0
Investment in subsidiaries	(14,514,896)	(15,874,358)
Plant and equipment, net	0	0
Other assets	0	0
Total assets	(14,514,896)	(15,874,358)
Current liabilities	0	0
Intercompany payables (receivables)	0	0
Long-term debt	0	0
Other liabilities	0	0
Total shareholders' equity	(14,514,896)	(15,874,358)
Total liabilities and shareholders' equity	$ (14,514,896)	$ (15,874,358)